Other Assets - Summary of Detailed Information About Other Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Detailed Information About Other Assets [Abstract]
Recoverable value-added tax	¥ 725,471	¥ 646,257
Prepayments	426,765	101,879
Prepaid income tax and value-added tax	271,163	697,820
Deferred expenses	16,211	29,277
Repossessed assets	10,173	30,077
Derivative financial assets	0	447,443
Others	218	30,536
Other assets gross	1,450,001	1,983,289
Less: Provisions for impairment	(5,639)	(24,548)
Other assets	¥ 1,444,362	¥ 1,958,741